Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income Taxes	INCOME TAXES

The Company’s expected effective tax rate for the three and six months ended June 30, 2024, and 2023 was 0%. The effective tax rate varies from the statutory rate due to the change in the valuation allowance.

9. INCOME TAXES

The Company’s effective tax rate for the years ended December 31, 2023 and 2022 was 0%. The effective tax rate represents a blend of federal and state taxes and includes the impact of certain nondeductible items.

The following table summarizes the significant components of the provision for income taxes from continuing operations:

	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022
Federal:
Current	$—	$—
Deferred	(4,214,775)	(3,318,558)
State:
Current	30,781	—
Deferred	(690,243)	(561,962)
Change in valuation allowance	4,876,687	3,880,520
Total income tax provision	$2,450	$—

The income tax provision differs from that computed at the federal statutory corporate tax rate as follows:

	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022
Expected provision at Federal statutory tax rate	21.00%	21.00%
State tax expense, net of Federal benefit	3.17%	—
Change in valuation allowance	(23.35)%	(20.98)%
Permanent difference	(0.73)%	(0.02)%
Other	(0.24)%	—

Total	-0.15%	0.00%

The following table summarizes the significant components of the Company’s deferred taxes:

	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022

Deferred tax assets (liabilities):
Net operating loss	$12,089,733	$7,851,883
Share based compensation	471,754	347,507
Disallowed interest	1,572,921	398,118
Allowance for doubtful accounts	23,206	25,627
Lease accounting	304,670	413,142
Unrealized Loss	14,017	14,164
Depreciation	(938,364)	(389,191)
Total deferred tax assets (liabilities)	$13,537,937	$8,661,250

Less valuation allowance	(13,537,937)	(8,661,250)

Net deferred tax assets (liabilities)	$—	$—

As of December 31, 2023 and 2022, the Company has net operating losses available for deduction against future taxable income of $49 million and $32 million, respectively. The net operating losses do not expire and may be carried forward indefinitely. The amount of state NOLs available equals the amount of federal NOLs.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all the deferred tax assets will not be realized. The ultimate realization of the deferred tax assets is dependent upon the generation of future taxable income during periods in which the temporary differences become deductible. Management considers the scheduled reversal of the liabilities (including the impact of available carryback and carryforward periods), projected future taxable income, and tax-planning strategies in making this assessment. It was concluded on a more-likely-than-not basis that the Company’s deferred tax assets were not realizable as of December 31, 2023. Accordingly, a valuation allowance of $13.5 million has been recorded to offset these deferred tax assets. The change in valuation allowance for the year ended December 31, 2023 from 2022 was an increase of $4.9 million.

The Company recognizes the consolidated financial statement effect of a tax position when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. If applicable, the Company reports both accrued interest and penalties related to unrecognized tax benefits as a component of Income Tax Expense in the Consolidated Statements of Operations.

The Company files income tax returns in the United States the State of Florida, California, Georgia, Indiana, Kentucky, New Jersey, New York, Texas, Virginia, North Carolina, Pennsylvania, and Tennessee. In the normal course of business, the Company is subject to potential income tax examination by the federal and state tax authorities in these jurisdictions for tax years that are open under local statute. For U.S. federal and state income tax purposes, the Company’s 2020, 2021 and 2022 tax returns remain open to examination.